Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Underwriting Profit Loss	$ 245,191,000	$ 3,968,000	$ (619,038,000)
Net realized and unrealized gains (losses) on derivative instruments	7,798,000	5,221,000	(10,738,000)
Options, life of award	10 years
Net income (loss) from investment fund affiliates and operating affiliates	258,195,000	112,391,000	103,039,000
Exchange gains (losses)	(28,243,000)	10,545,000	(40,640,000)
Corporate operating expenses	209,454,000	204,502,000	160,596,000
Contribution From Segments	1,321,638,000	870,336,000	238,928,000
Interest expense	107,486,000	105,925,000	154,084,000
Non-controlling interests	76,731,000	79,255,000	70,877,000
Provision (benefit) for income tax	77,505,000	34,028,000	59,707,000
Alternative funds
Significant Accounting Policies [Line Items]
Alternative investments, timelag for reporting	1 month
Private investment funds
Significant Accounting Policies [Line Items]
Alternative investments, timelag for reporting	3 months
Operating affiliates
Significant Accounting Policies [Line Items]
Alternative investments, timelag for reporting	3 months
Investments in the common stock of a corporation
Significant Accounting Policies [Line Items]
Threshold for signicant influence, percentage	20.00%
Investments in closed end funds, limited partnerships, LLCs or similar investment vehicles
Significant Accounting Policies [Line Items]
Threshold for signicant influence, percentage	3.00%
Maximum
Significant Accounting Policies [Line Items]
Hedge effectiveness, percentage	125.00%
Vesting period required	4 years
Minimum
Significant Accounting Policies [Line Items]
Hedge effectiveness, percentage	80.00%
Vesting period required	3 years
Accounting Standards Update 2010-26 [Member]
Significant Accounting Policies [Line Items]
Deferred tax liability, cumulative adjustment effect			7,000,000
Deferred acquisition costs, cumulative adjustment effect			21,000,000
Net assets, cumulative adjustment effect			14,000,000
Corporate and Other [Member]
Significant Accounting Policies [Line Items]
Underwriting Profit Loss	(205,871,000)	(212,164,000)	(221,685,000)
Net realized and unrealized gains (losses) on derivative instruments	7,798,000	5,221,000	(10,738,000)
Net income (loss) from investment fund affiliates and operating affiliates	258,195,000	112,391,000	103,039,000
Exchange gains (losses)	(28,243,000)	10,545,000	(40,640,000)
Corporate operating expenses	209,454,000	204,502,000	160,596,000
Contribution From Segments	168,846,000	(30,733,000)	(21,059,000)
Interest expense	107,486,000	105,925,000	154,084,000
Non-controlling interests	76,731,000	79,255,000	70,877,000
Provision (benefit) for income tax	$ 77,505,000	$ 34,028,000	$ 59,707,000